LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS
LEASE OBLIGATIONS
15.	LEASE OBLIGATIONS

The Company has lease contracts for mining equipment, vehicles and buildings. Leases of mining equipment have lease terms of five years, while vehicles and buildings generally have lease terms between three and five years.

In July 2021, we entered into a new lease agreement for the use of mining equipment in relation to contract mining at Camino Rojo for a period of five years. The Company makes fixed payments and additional variable lease payments depending on the usage of the assets during the contract period. On commencement of the lease, the Company recognized a $0.9 million right-of-use asset and lease liability. During 2021, we made variable lease payments totalling $4.6 million based on the usage of the mining equipment. We have elected not to separate the lease component from the non-lease component.

(a)	Lease liabilities

	December 31,	December 31,
	2021	2020
Beginning of year	$273	$67
Additions	1,769	233
Interest expense	32	7
Lease payments	(681)	(47)
Due to changes in exchange rates	8	13
End of year	$1,401	$273

Current	$372	$131
Non-current	1,029	142
	$1,401	$273

(b)	Lease expenses recognized

	December 31,	December 31,
	2021	2020
Interest on lease liabilities	$32	$7
Variable lease payments not included in the measurement of lease liabilities	4,579	141
Expenses relating to short-term leases	131	48
Expenses relating to leases of low-value assets, excluding short-term leases	155	121
	$4,897	$317

The maturity analysis of lease liabilities is disclosed in note 28(b)(ii).